Consolidated Statements of Operations and Comprehensive Loss (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Rental income	$ 85,681	$ 87,256
Expenses:
Rental operating - expenses	13,205	14,411
Rental operating - payroll	7,682	7,943
Rental operating - real estate taxes	11,316	11,992
Subtotal - Rental operating expenses	32,203	34,346
Acquisition costs	0	30
Management fees	13,208	13,728
General and administrative	7,586	8,155
Loss on disposal of assets	219	522
Depreciation and amortization expense	39,599	41,424
Total expenses	92,815	98,205
Loss before net gain on disposition	(7,134)	(10,949)
Net gain on disposition of property	20,619	0
Income (loss) before other income (expense)	13,485	(10,949)
Other income (expense):
Interest income	223	157
Insurance proceeds in excess of cost basis	225	115
Interest expense	(25,877)	(24,764)
Net income (loss)	(11,944)	(35,441)
Other comprehensive income (loss):
Designated derivatives, fair value adjustment	190	65
Comprehensive income (loss)	$ (11,754)	$ (35,376)
Weighted average common shares outstanding, basic and diluted	60,728	61,110
Basic and diluted net loss per common share	$ (0.20)	$ (0.58)